PAGE 1
---------------------------------------------
EVERGREEN FLORIDA TAX FREE FUND (FORMERLY KEYSTONE FLORIDA TAX FREE FUND) SEEKS GENEROUS TAX-FREE INCOME FROM HIGH QUALITY MUNICIPAL BONDS

Dear Shareholders:

(Photo of
William M. Ennis)
WILLIAM M. ENNIS
MANAGING DIRECTOR

                 Healthy economic growth and low inflation paved the way for lower interest rates over the six months ending September 30, 1997. The yield on the benchmark 30-year U.S. Treasury fell from 7.10% on March 31, 1997 to 6.40% at the close of the six month fiscal period on September 30, 1997. Though not without short-term periods of investor concerns and price fluctuations, the environment of the past six months stood in stark contrast to that of the year's first quarter. As we closed the last reporting period, the Federal Reserve Board had just raised interest rates in a preemptive effort to thwart inflation.

                 The economy's lengthy expansion has continued, and through this fiscal period ending September 30, 1997, has been accompanied by only minimal price pressures on municipal bonds. However, the market in general showed more volatility in late October after the end of this reporting period. Despite this volatility, we believe the underlying strength of the U.S. economy remains intact.

  Over the past six months of the reporting period, the more sanguine atmosphere established a presence in the fixed income market. As investors required less of an "inflation premium", interest rates fell. The benefit to municipal investors was twofold. In addition to the price appreciation that resulted from declining interest rates, the quality of municipal credits improved as stronger economic growth generated higher tax revenues. Further, this increased cash flow gave many state and local governments less of a need to issue bonds. For many states, the dynamics of supply and demand changed. Demand remained strong as investors sought improving credit opportunities; but supply was often reduced, which pushed bond prices higher.
  In addition to providing tax-advantaged income, municipal bonds offered an attractive total return during this time. The average single-state municipal bond fund generated a total return of 5.97% over the six-month period ending September 30, 1997, according to Lipper Analytical Services, an independent monitor of mutual fund performance. Currently paying approximately 88% of the yield of taxable bonds, we continue to believe that municipal bonds hold a valuable position in a well balanced portfolio.
  As we head into the final months of 1997, we look for a continuation of many of the trends we experienced over the past six months covered in this report. We expect economic growth to remain moderate to strong; and while we are watchful for signs of a resurgence of inflation, we believe price pressures will stay contained. Many investors express confidence that improvements in technology and productivity have created a new relationship between economic activity and inflation, and that the development of new markets and efficiencies will enable the economy to continue on this course for an extended period of time.
  In the next few weeks and months, you will begin to see some changes which we believe will enhance the investment experience of our shareholders. One change which was effective in November 1997, was the renaming of the Evergreen Keystone fund complex to Evergreen Funds. All of the Keystone America Funds were changed to Evergreen Funds, which resulted in your fund being renamed to Evergreen Florida Tax Free Fund.

                                 -- CONTINUED--

PAGE 2
---------------------------------------------
EVERGREEN FLORIDA TAX FREE FUND

  In late October, we mailed a proxy statement explaining a number of proposed changes. We have made these proposals after very serious consideration. We encourage you to consider them carefully when you receive the proxy statement.
  We appreciate your on-going support of Evergreen Funds and welcome any suggestions or comments you may have. If you have any questions about these or other issues affecting your investments, please consult your financial adviser or call Evergreen Funds at 1-800-343-2898.

Sincerely,

/s/ William M. Ennis
William M. Ennis
MANAGING DIRECTOR

PAGE 3
---------------------------------------------
                               A Discussion With
                               Your Fund Manager

                          (Photo of George J. Kimball)

   YOUR FUND IS MANAGED BY GEORGE J. KIMBALL, A VICE PRESIDENT AND PORTFOLIO MANAGER WITH KEYSTONE INVESTMENT MANAGEMENT COMPANY. AN INVESTMENT PROFESSIONAL WITH 11 YEARS' EXPERIENCE, MR. KIMBALL IS A CHARTERED FINANCIAL ANALYST, AND HOLDS A B.A. FROM HAMILTON COLLEGE AND AN M.B.A. FROM DUKE UNIVERSITY. HE IS SUPPORTED BY THE MUNICIPAL BOND TEAM OF KEYSTONE INVESTMENT MANAGEMENT COMPANY.

Q  HOW DID THE FUND PERFORM DURING THE PAST PERIOD?

A Class A shares returned 5.75% for the six month period, unadjusted for sales charge.
  Class B shares returned 5.29% for the six month period, unadjusted for sales charge.
  Class C shares returned 5.28% for the six month period, unadjusted for sales charge.
  The Lehman Brothers Municipal Bond Index, a widely recognized benchmark of municipal bond performance returned 6.56% for the six month period and 9.02% for the twelve month period, also ended September 30, 1997.
  We were pleased with your Fund's performance during this period. In addition to maintaining its orientation towards quality and income, we invested in bonds with 20-25 year maturities. These bonds, because of their longer maturities, generated attractive price appreciation when interest rates declined.

Q WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR FLORIDA MUNICIPAL BONDS OVER THE PAST SIX MONTHS?

A The environment was favorable. At the national level, low inflation continued to accompany moderate-to-strong economic growth. Historically, this type of growth has caused investors to push interest rates higher in anticipation of future inflation; however, investors have witnessed the economy's on-going ability to expand with few inflationary pressures. The acknowledgment of this potentially new relationship between economic growth and inflation has created a positive atmosphere in the fixed income market. Interest rates closed the period lower than where they stood on March 31, 1997. They moved within a clearly defined trading range, despite some short-term fluctuations.
  In Florida, a solid economy and sound fiscal situation benefited the state's municipal bond investors. Now the fourth largest state in terms of population, Florida's employment growth continues to outpace that of the nation; and its economy has become increasingly diverse. Services, trade and financial services have replaced tourism and agriculture as the dominant industries. From a fiscal standpoint, tax revenues flowed in ahead of projections and the state has maintained a moderate debt burden. Municipal bond issuance rose by over 20% to finance the state's growing infrastructure, but was met with steady demand because of the positive investment climate and favorable demographics.

Q  WHAT STRATEGIES DID YOU USE IN MANAGING THE FUND?

A We continued to emphasize quality and income, believing that higher-rated bonds offered better relative value. During the period, we upgraded the portfolio as the yields of lower-rated bonds fell relative to those of higher-rated bonds. We thought the lower yields did not compensate investors for the additional credit risk of a lower-rated security. Specifically, we increased the Fund's

PAGE 4
---------------------------------------------
EVERGREEN FLORIDA TAX FREE FUND

AAA-rated holdings to 57.9% from 42.5% and decreased BBB-rated holdings to 7.4% from 21.0%. To increase income, we invested in bonds with higher coupons and selectively increased the Fund's positions in higher-yielding sectors, such as health and hospitals. We eliminated one higher-yielding position, however, when negative credit developments began to limit the bond's price performance.
  We sought to improve total return by investing in bonds with 20-25 year maturities. This strategy rewarded the portfolio when interest rates fell, since bonds with longer maturities outperform those with shorter maturities in a declining interest rate environment. Also, bonds in this maturity range typically carried higher coupons, which generated more income for the portfolio. As of September 30, 1997, the Fund's average maturity was approximately 17.5 years, modestly longer than its competitive group.

Q  WHAT IS YOUR OUTLOOK OVER THE NEXT SIX MONTHS?

A We expect a continuation of many of the same trends that have existed over the past six months. Nationally, economic growth remains moderate to strong, a trend which we believe should have a positive influence on the fiscal soundness of municipalities. In Florida, we anticipate another increase in supply to finance the state's growth, but think it will be met with solid demand. We also believe inflation should stay well contained; although we are cautious that interest rates could experience short periods of fluctuations, due to anticipated price pressures.
  With this backdrop in mind, we intend to maintain your Fund's orientation toward quality and income. The increased issuance of Florida municipal bonds has given investors a better selection of securities and in our opinion, made their yields more attractive relative to other bonds. From a structural standpoint, we expect to reduce portfolio positions in bonds with 5-8 year maturities and reinvest proceeds in the 10-12 year maturity range. We believe these strategies will enhance total return and provide shareholders with a generous stream of tax-exempt income.

                            Growth of an Investment

Growth of an investment in
Evergreen Florida Tax Free Fund--Class A

In Thousands

Average Annual Total Returns
             1 Year      5 Year     Life of Class      Total Value: $15,554
Class A      2.45%       4.99%          6.75%
Class B      1.69%        --            4.65%
Class C      5.68%        --            4.99%

(A graph appears here with the following plot points.)

                       12/90    3/91    3/92    3/93     3/94    3/95    3/96     3/97    9/97
Initial Investment     9,525    9,687   9,935   10,420   9,801   9,839   10,097   9,906   10,230
Dividend Reivestment   9,525    9,860  10,880   12,220  12,344  13,136   14,211  14,708   15,554

A $10,000 investment in Evergreen Florida Tax Free Fund--Class A made at the Fund's inception on December 28, 1990 with all distributions reinvested was worth $15,554 on September 30, 1997. Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in the different classes.

PAGE 5
---------------------------------------------
SCHEDULE OF INVESTMENTS-- SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL
  AMOUNT                                           VALUE
-------------------------------------------------------------
LONG-TERM INVESTMENTS-- 96.1%
             FLORIDA-- 82.4%
$2,000,000   Brevard County, Florida,
               Health Facilities Authority
               Revenue, Refunding, Wuesthoff
               Memorial Hospital
               7.20%, 4/1/13, (MBIA)........... $ 2,274,820
   190,000   Broward County, Florida,
               Collateralized Home Mortgage,
               Series B
               7.13%, 3/1/17...................     201,349
 1,405,000   Broward County, Florida,
               Resource Recovery Revenue,
               South Project
               7.95%, 12/1/08..................   1,531,506
 1,000,000   Charlotte County, Florida,
               Utility Revenue
               6.75%, 10/1/13, (FGIC)..........   1,145,460
 1,000,000   City of Tarpon Springs Health
               Facilities Authority,
               Florida, Hospital Refunding,
               Helen Ellis Hospital
               7.63%, 5/1/21...................   1,079,490
 1,000,000   Dade County, Florida,
               Aviation Revenue, Miami
               International Airport, Series A
               5.38%, 10/1/10..................   1,017,790
 2,000,000   Dade County, Florida,
               Educational Facilities
               Authority Revenue, St. Thomas
               University
               6.00%, 1/1/10...................   2,098,000
   185,000   Dade County, Florida, Housing
               Finance Agency, Single Family
               Mortgage, Series E
               7.00%, 3/1/24...................     195,756
    40,000   Dade County, Florida, School
               District, General Obligation
               7.38%, 7/1/08...................      43,010
 1,300,000   Dade County, Florida, Special
               Obligation, Series B
               5.00%, 10/1/35..................   1,216,774
    80,000   Duval County, Florida, Single
               Family Mortgage, Refunding
               7.30%, 7/1/11, (FGIC)...........      85,265
PRINCIPAL
  AMOUNT                                           VALUE
-------------------------------------------------------------
LONG-TERM INVESTMENTS-- CONTINUED
             FLORIDA-- CONTINUED
$  140,000   Florida Housing Finance
               Agency, Home Ownership
               Mortgage
               7.50%, 9/1/14................... $   149,311
 2,000,000   Florida Housing Finance
               Agency, Multi-Family Housing,
               Series C
               6.20%, 8/1/16...................   2,106,220
 1,000,000   Florida State Board of
               Regents University, Systems
               Improvement Revenue, Series A
               5.00%, 7/1/14...................     977,690
 1,000,000   Florida State Transportation,
               Jacksonville Transportation
               Authority
               9.00%, 1/1/00...................   1,032,450
             Gainesville, Florida,
               Utilities System Revenue,
               Series B:
 3,000,000   7.50%, 10/1/08....................   3,699,390
 3,000,000   7.50%, 10/1/09....................   3,715,920
 1,000,000   Halifax Hospital Medical
               Center, Florida, Hospital
               Revenue, Series A
               5.20%, 10/1/13, (MBIA)..........   1,001,830
 2,000,000   Hillsborough County, Florida,
               Hospital Authority, Hospital
               Revenue, Tampa General
               Hospital Project
               6.38%, 10/1/13, (FSA)...........   2,173,060
 1,000,000   Indian Trace Community
               Development District,
               Florida, Water Special
               Benefit Assesment
               5.00%, 5/1/17...................     963,250
 3,000,000   Jacksonville, Florida, Health
               Facilities Authority, St.
               Luke's Hospital Association
               7.13%, 11/15/20.................   3,330,540
 1,200,000   Jacksonville, Florida, Health
               Facilities Authority,
               Hospital Revenue, Charity
               Obligation Group, Series A
               5.13%, 8/15/27..................   1,147,824

PAGE 6
----------------------------------------------
EVERGREEN FLORIDA TAX FREE FUND

SCHEDULE OF INVESTMENTS-- SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL
  AMOUNT                                           VALUE
-------------------------------------------------------------
LONG-TERM INVESTMENTS-- CONTINUED
             FLORIDA-- CONTINUED
$2,000,000   Lakeland, Florida, Electric &
               Water Revenue, Jr. Sub. Lien
               6.50%, 10/1/07.................. $ 2,292,300
             Lee County, Florida, Hospital
               Board of Directors, Hospital
               Revenue, Lee Memorial Health
               Systems:
 2,000,000   5.00%, 4/1/17.....................   1,918,060
 2,000,000   5.00%, 4/1/20.....................   1,899,020
 1,470,000   Miami Beach, Florida, Resort
               Tax Revenue
               6.25%, 10/1/22, (AMBAC).........   1,667,024
 1,000,000   Miramar, Florida, Wastewater
               Improvement Assessment Revenue
               6.75%, 10/1/16, (FGIC)..........   1,122,520
 1,500,000   North Broward County,
               Florida, Hospital District
               Revenue
               5.38%, 1/15/12, (MBIA)..........   1,512,525
 1,335,000   North Springs Improvement
               District, Florida, Water and
               Sewer Revenue, Series B
               6.50%, 12/1/16, (MBIA)..........   1,497,857
 2,550,000   Okaloosa County, Florida, Gas
               District, Refunding and
               Improvement
               6.85%, 10/1/14, (MBIA)..........   2,942,011
 2,000,000   Orange County, Florida,
               Health Facilities Authority,
               Hospital Revenue, Orlando
               Regional Healthcare, Series C
               6.25%, 10/1/21, (MBIA)..........   2,259,680
   500,000   Orange County, Florida,
               Housing Finance Authority,
               Single Family Housing,
               Mortgage-Backed Securities
               Program
               6.85%, 10/1/27, (GNMA/FNMA).....     537,985
 4,000,000   Orlando, Florida, Utilities
               Commission, Water and
               Electric Revenue
               6.00%, 10/1/10..................   4,426,440
PRINCIPAL
  AMOUNT                                           VALUE
-------------------------------------------------------------
LONG-TERM INVESTMENTS-- CONTINUED
             FLORIDA-- CONTINUED
$   40,000   Orlando-Orange County, Florida,
               Expressway Authority Revenue
               8.25%, 7/1/15, (FGIC)........... $    54,542
 1,880,000   Palm Beach County, Florida,
               General Obligation
               6.50%, 7/1/10...................   2,169,783
   500,000   Palm Beach County, Florida,
               Solid Waste Authority
               Revenue, Series B
               5.38%, 10/1/11, (AMBAC).........     510,820
             Sunrise, Florida, Utility
               Systems Revenue, Capital
               Appreciation, Series A:
               (effective yield 5.65%)(b)
 1,000,000   0.00%, 10/1/09, (AMBAC)...........     549,830
             (effective yield 5.75%)(b)
 1,000,000   0.00%, 10/1/10, (AMBAC)...........     516,520
 2,000,000   Tallahassee, Florida, Health
               Facilities, Tallahassee
               Memorial Regional Medical
               Project
               6.63%, 12/1/13, (MBIA)..........   2,267,000
 1,250,000   Tampa, Florida, Capital
               Improvement Program Revenue,
               Series B
               8.38%, 10/1/18..................   1,295,600
    45,000   Tampa, Florida, Subordinate
               Guaranteed Entitlement
               Revenue, Series B
               8.50%, 10/1/18, (ETM)...........      47,067
 1,000,000   West Melbourne, Florida,
               Water and Sewer Revenue
               6.75%, 10/1/14, (FGIC)..........   1,133,370
                                                 ----------
                                                 61,806,659
                                                 ----------
             NEW YORK-- 5.3%
 2,000,000   New York City, New York,
               General Obligation, Series E
               6.00%, 8/1/16...................   2,079,740
 2,000,000   New York City, New York,
               Municipal Water Finance
               Authority, Water & Sewer
               Systems Revenue, Series B
               5.25%, 6/15/29..................   1,916,900
                                                  ---------
                                                  3,996,640
                                                  ---------

PAGE 7
---------------------------------------------
SCHEDULE OF INVESTMENTS-- SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL
  AMOUNT                                           VALUE
-------------------------------------------------------------
LONG-TERM INVESTMENTS-- CONTINUED
             PENNSYLVANIA-- 1.2%
$  875,000   McKeesport, Pennsylvania,
               Hospital Authority Revenue,
               McKeesport Hospital Project
               6.50%, 7/1/08................... $   909,423
                                                -----------
             PUERTO RICO-- 6.6%
 1,000,000   Commonwealth of Puerto Rico,
               Aqueduct and Sewer Authority
               Revenue
               6.25%, 7/1/12...................   1,125,710
   500,000   Commonwealth of Puerto Rico,
               General Obligation, Linked
               Bond Payment Obligation
               7.00%, 7/1/10 (c)...............     601,595
 3,000,000   Puerto Rico Electric Power
               Authority, Power Revenue,
               Capital Appreciation, Series N,
               (effective yield 7.05%)(b)
               0.00%, 7/1/17, (MBIA)...........   1,064,220
 2,000,000   Puerto Rico Industrial
               Tourist, Educational, Medical
               and Environmental Control
               Facilities, Hospital Auxilio
               Mutuo Group, Series A
               6.25%, 7/1/24, (MBIA)...........   2,156,600
                                                  ---------
                                                  4,948,125
                                                  ---------
PRINCIPAL
  AMOUNT                                           VALUE
-------------------------------------------------------------
LONG-TERM INVESTMENTS-- CONTINUED
             TEXAS-- 0.6%
$  750,000   Texas Municipal Power Agency
               Revenue, Capital
               Appreciation,
               (effective yield 7.30%)(b)
               0.00%, 9/1/06................... $   490,950
                                                -----------
             TOTAL LONG-TERM INVESTMENTS
                 (COST $67,983,156)............  72,151,797
                                                -----------
SHORT-TERM MUNICIPAL SECURITIES-- 0.6%
  (COST $425,000)
             FLORIDA-- 0.6%
   425,000   Dade County, Florida, Water &
               Sewer Systems Revenue
               4.10%, 10/5/22 (a)..............     425,000
                                               ------------

TOTAL INVESTMENTS--
  (COST $68,408,156)....................  96.7%    72,576,797
OTHER ASSETS AND
  LIABILITIES-- NET.....................   3.3      2,462,345
                                         ------   -----------
NET ASSETS--............................ 100.0%   $75,039,142
                                         ------   -----------

 (a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
 (b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
 (c) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.

LEGEND OF PORTFOLIO ABBREVIATIONS:

AMBAC   Insured by American Municipal Bond Assurance Corporation
ETM     Escrowed to Maturity
FGIC    Insured by Federal Guaranty Insurance Company
FNMA    Insured by Federal National Mortgage Association
FSA     Insured by Financial Security Assurance Corporation
GNMA    Insured by Government National Mortgage Association
MBIA    Insured by Municipal Bond Investors Assurance Corporation

FUTURES CONTRACTS-- SHORT POSITIONS


                                                                          INITIAL
                   NUMBER                                                CONTRACT             VALUE AT          UNREALIZED
 EXPIRATION     OF CONTRACTS                                              AMOUNT         SEPTEMBER 30, 1997    DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
December '97         20        U.S. Treasury Bond Index                 $ 2,255,839          $2,206,054          ($49,785)

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 8
EVERGREEN FLORIDA TAX FREE FUND
---------------------------------------------
FINANCIAL HIGHLIGHTS-- CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            SIX MONTHS ENDED
                                                                           SEPTEMBER 30, 1997        YEAR ENDED MARCH 31,
                                                                              (UNAUDITED)         1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                                               $10.40          $10.60     $10.33     $10.29
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                               0.26            0.55       0.56       0.56
Net realized and unrealized gain (loss) on investments and futures
  contracts                                                                         0.33           (0.19)      0.27       0.07
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    0.59            0.36       0.83       0.63
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income                                                              (0.25)          (0.55)     (0.54)     (0.56)
In excess of net investment income                                                     0           (0.01)     (0.02)     (0.03)
Net realized gain on investments                                                       0               0          0          0
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                (0.25)          (0.56)     (0.56)     (0.59)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE END OF PERIOD                                                     $10.74          $10.40     $10.60     $10.33
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                                    5.75%           3.50%      8.16%      6.42%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses                                                                    0.75%(a)        0.76%      0.76%      0.75%
  Total expenses excluding indirectly paid expenses                                 0.74%(a)        0.75%      0.75%        --
  Total expenses excluding fee waiver                                               0.92%(a)        0.92%      0.92%      0.95%
  Net investment income                                                             4.98%(a)        5.26%      5.32%      5.60%
PORTFOLIO TURNOVER RATE                                                               51%            104%        89%       129%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS END OF PERIOD (THOUSANDS)                                             $25,711         $29,305    $37,286    $42,239
------------------------------------------------------------------------------------------------------------------------------


                                                                                                            DECEMBER 28, 1990
                                                                                                            (COMMENCEMENT OF
                                                                               YEAR ENDED MARCH 31,          OPERATIONS) TO
                                                                            1994       1993       1992       MARCH 31, 1991
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE BEGINNING OF PERIOD                                         $10.94     $10.43     $10.17         $10.00
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                         0.58       0.61       0.72           0.18
Net realized and unrealized gain (loss) on investments and futures
  contracts                                                                  (0.44)      0.64       0.30           0.17
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              0.14       1.25       1.02           0.35
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income                                                        (0.58)     (0.61)     (0.72)         (0.18)
In excess of net investment income                                           (0.05)     (0.03)         0              0
Net realized gain on investments                                             (0.16)     (0.10)     (0.04)             0
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (0.79)     (0.74)     (0.76)         (0.18)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE END OF PERIOD                                               $10.29     $10.94     $10.43         $10.17
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                              1.01%     12.32%     10.34%          3.52%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses                                                              0.75%      0.68%      0.65%          0.65%(a)
  Total expenses excluding indirectly paid expenses                             --         --         --             --
  Total expenses excluding fee waiver                                         1.00%      1.13%      1.21%          2.06%(a)
  Net investment income                                                       5.16%      5.60%      6.82%          6.33%(a)
PORTFOLIO TURNOVER RATE                                                        113%        95%        63%             5%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS END OF PERIOD (THOUSANDS)                                       $45,150    $42,997    $29,258         $6,922
------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) Excluding applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 9
-----------------------------------------
FINANCIAL HIGHLIGHTS-- CLASS B SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      SIX MONTHS ENDED         YEAR ENDED
                                                                                     SEPTEMBER 30, 1997        MARCH 31,
                                                                                        (UNAUDITED)         1997       1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                                                         $10.28          $10.48     $10.24
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                                         0.21            0.46       0.48
Net realized and unrealized gain (loss) on investments and futures contracts                  0.34           (0.18)      0.28
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                              0.55            0.28       0.76
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income                                                                        (0.21)          (0.47)     (0.50)
In excess of net investment income                                                               0           (0.01)     (0.02)
Net realized gain on investments                                                                 0               0          0
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                          (0.21)          (0.48)     (0.52)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE END OF PERIOD                                                               $10.62          $10.28     $10.48
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                                              5.29%           2.75%      7.48%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses                                                                              1.50%(a)        1.51%      1.48%
  Total expenses excluding indirectly paid expenses                                           1.50%(a)        1.50%      1.47%
  Total expenses excluding fee waiver                                                         1.68%(a)        1.68%      1.68%
  Net investment income                                                                       4.22%(a)        4.51%      4.58%
PORTFOLIO TURNOVER RATE                                                                         51%            104%        89%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS END OF PERIOD (THOUSANDS)                                                       $40,456         $46,918    $54,433
------------------------------------------------------------------------------------------------------------------------------

                                                                                                            FEBRUARY 1, 1993
                                                                                         YEAR ENDED         (DATE OF INITIAL
                                                                                         MARCH 31,         PUBLIC OFFERING) TO
                                                                                      1995       1994        MARCH 31, 1993
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                                                   $10.27     $10.94           $10.81
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                                   0.53       0.52             0.08
Net realized and unrealized gain (loss) on investments and futures contracts            0.02      (0.47)            0.14
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                        0.55       0.05             0.22
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income                                                                  (0.49)     (0.48)           (0.08)
In excess of net investment income                                                     (0.09)     (0.08)           (0.01)
Net realized gain on investments                                                           0      (0.16)               0
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (0.58)     (0.72)           (0.09)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE END OF PERIOD                                                         $10.24     $10.27           $10.94
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                                        5.61%      0.19%            2.06%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses                                                                        1.50%      1.50%            1.50%(a)
  Total expenses excluding indirectly paid expenses                                       --         --               --
  Total expenses excluding fee waiver                                                   1.68%      1.74%            1.73%(a)
  Net investment income                                                                 4.81%      4.21%            4.00%(a)
PORTFOLIO TURNOVER RATE                                                                  129%       113%              95%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS END OF PERIOD (THOUSANDS)                                                 $51,083    $19,984           $1,704
------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) Excluding applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 10
-----------------------------------------
EVERGREEN FLORIDA TAX FREE FUND

FINANCIAL HIGHLIGHTS-- CLASS C SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      SIX MONTHS ENDED         YEAR ENDED
                                                                                     SEPTEMBER 30, 1997        MARCH 31,
                                                                                        (UNAUDITED)         1997       1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                                                         $10.30          $10.50     $10.26
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                                         0.21            0.45       0.48
Net realized and unrealized gain (loss) on investments and futures contracts                  0.33           (0.17)      0.28
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                              0.54            0.28       0.76
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income                                                                        (0.21)          (0.47)     (0.50)
In excess of net investment income                                                               0           (0.01)     (0.02)
Net realized gain on investments                                                                 0               0          0
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                          (0.21)          (0.48)     (0.52)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE END OF PERIOD                                                               $10.63          $10.30     $10.50
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                                              5.28%           2.74%      7.47%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses                                                                              1.50%(a)        1.51%      1.48%
  Total expenses excluding indirectly paid expenses                                           1.50%(a)        1.50%      1.47%
  Total expenses excluding fee waiver                                                         1.68%(a)        1.68%      1.68%
  Net investment income                                                                       4.22%(a)        4.51%      4.60%
PORTFOLIO TURNOVER RATE                                                                         51%            104%        89%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS END OF PERIOD (THOUSANDS)                                                        $8,872          $9,650    $11,795
------------------------------------------------------------------------------------------------------------------------------

                                                                                                            FEBRUARY 1, 1993
                                                                                         YEAR ENDED         (DATE OF INITIAL
                                                                                         MARCH 31,         PUBLIC OFFERING) TO
                                                                                      1995       1994        MARCH 31, 1993
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                                                   $10.28     $10.93           $10.81
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                                   0.47       0.51             0.07
Net realized and unrealized gain (loss) on investments and futures contracts            0.08      (0.45)            0.14
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                        0.55       0.06             0.21
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income                                                                  (0.49)     (0.49)           (0.07)
In excess of net investment income                                                     (0.08)     (0.06)           (0.02)
Net realized gain on investments                                                           0      (0.16)               0
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (0.57)     (0.71)           (0.09)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE END OF PERIOD                                                         $10.26     $10.28           $10.93
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                                        5.61%      0.27%            1.95%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses                                                                        1.50%      1.50%            1.50%(a)
  Total expenses excluding indirectly paid expenses                                       --         --               --
  Total expenses excluding fee waiver                                                   1.70%      1.84%            1.63%(a)
  Net investment income                                                                 4.86%      4.26%            2.95%(a)
PORTFOLIO TURNOVER RATE                                                                  129%       113%              95%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS END OF PERIOD (THOUSANDS)                                                 $12,831    $13,096           $1,987
------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) Excluding applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 11
-----------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997 (UNAUDITED)

------------------------------------------------------------
ASSETS
 Investments at market value
   (identified cost $68,408,156)                 $72,576,797
 Cash                                                  3,797
 Receivable for investments sold                   3,416,707
 Interest receivable                               1,588,941
 Due from investment adviser                          15,267
 Receivable for daily variation margin on open
   futures contracts                                   6,875
 Receivable for Fund shares sold                       5,000
 Prepaid expenses and other assets                     4,273
------------------------------------------------------------
   Total assets                                   77,617,657
------------------------------------------------------------
LIABILITIES
 Payable for investments purchased                 2,114,741
 Payable for Fund shares redeemed                    199,667
 Dividends payable                                   187,220
 Due to related parties                               34,686
 Distribution fee payable                             19,348
 Accrued expenses and other liabilities               22,853
------------------------------------------------------------
   Total liabilities                               2,578,515
------------------------------------------------------------
NET ASSETS                                       $75,039,142
------------------------------------------------------------
NET ASSETS REPRESENTED BY
 Paid-in capital                                 $74,059,734
 Accumulated distributions in excess of net
   investment income                                (264,708)
 Accumulated net realized loss on investments     (2,874,740)
 Net unrealized appreciation on investments and
   open futures contracts                          4,118,856
------------------------------------------------------------
   Total net assets                              $75,039,142
------------------------------------------------------------
NET ASSET VALUE PER SHARE
 Class A Shares
   Net assets of $25,710,990 2,393,535 shares
     outstanding                                 $     10.74
   Offering price per share $10.74 .9525 (based
     on a sales charge of 4.75% of the offering
     price at September 30, 1997)                $     11.28
 Class B Shares
   Net assets of $40,456,371 3,810,750 shares
     outstanding                                 $     10.62
 Class Y Shares
   Net assets of $8,871,781 834,243 shares
     outstanding                                 $     10.63
------------------------------------------------------------

STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

---------------------------------------------------------------
INVESTMENT INCOME
 Interest                                            $2,340,322
EXPENSES
 Distribution Plan expenses             $261,004
 Management fee                          217,080
 Transfer agent fees                      39,491
 Custodian fees                           19,423
 Administrative services fees              6,475
 Trustees' fees and expenses               3,112
 Other                                    32,671
 Fees waived by investment adviser       (70,671)
---------------------------------------------------------------
   Total expenses                        508,585
   Less: Indirectly paid expenses         (1,406)
---------------------------------------------------------------
 Net expenses                                           507,179
---------------------------------------------------------------
 Net investment income                                1,833,143
---------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FUTURES CONTRACTS
 Net realized gain (loss) on:
   Investments                           437,542
   Closed futures contracts             (119,779)
---------------------------------------------------------------
Net realized gain on investments and
 closed futures contracts                               317,763
---------------------------------------------------------------
Net change in unrealized appreciation
 (depreciation) on investments
 and futures contracts                                2,208,055
---------------------------------------------------------------
Net realized and unrealized gain on
 investments and futures contracts                    2,525,818
---------------------------------------------------------------
Net increase in net assets resulting
 from operations                                     $4,358,961
---------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 12
EVERGREEN FLORIDA TAX FREE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SIX MONTHS ENDED
                                                                                     SEPTEMBER 30, 1997      YEAR ENDED
                                                                                        (UNAUDITED)        MARCH 31, 1997
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net investment income                                                                 $  1,833,143        $  4,613,672
  Net realized gain (loss) on investments and closed futures contracts                       317,763            (954,246)
  Net change in unrealized appreciation (depreciation) on investments
     and futures contracts                                                                 2,208,055            (593,956)
--------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations                                  4,358,961           3,065,470
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income:
     Class A                                                                                (669,200)         (1,760,650)
     Class B                                                                                (883,432)         (2,363,748)
     Class C                                                                                (192,350)           (489,274)
  In excess of net investment income:
     Class A                                                                                       0             (46,750)
     Class B                                                                                       0             (62,764)
     Class C                                                                                       0             (12,992)
--------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders                                                  (1,744,982)         (4,736,178)
--------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold:
     Class A                                                                                 542,149           1,516,596
     Class B                                                                                 413,325           3,171,407
     Class C                                                                                 197,186             362,937
  Payment for shares redeemed:
     Class A                                                                              (5,271,271)         (9,405,525)
     Class B                                                                              (8,683,927)        (10,685,777)
     Class C                                                                              (1,352,599)         (2,508,025)
  Net asset value of shares issued in reinvestment of distributions:
     Class A                                                                                 234,723             497,684
     Class B                                                                                 400,747             896,419
     Class C                                                                                  72,949             182,889
--------------------------------------------------------------------------------------------------------------------------
     Net decrease in net assets resulting from capital share transactions                (13,446,718)        (15,971,395)
--------------------------------------------------------------------------------------------------------------------------
       Total decrease in net assets                                                      (10,832,739)        (17,642,103)
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                                                     85,871,881         103,513,984
--------------------------------------------------------------------------------------------------------------------------
  End of period [Including accumulated distributions in excess of net investment income as follows: September 1997-- ($264,708) and
     March 1997-- ($352,869)]                                                           $ 75,039,142        $ 85,871,881
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 13
-----------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Evergreen Florida Tax Free Fund (formerly Keystone Florida Tax Free Fund) (the "Fund") is a separate series of the Keystone State Tax Free Fund. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end investment company.
  The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class
A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES

An independent pricing service values the Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. FUTURES CONTRACTS

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts.
  The initial margin deposited with a broker when entering into a futures transaction is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.
  Risks of entering into futures contracts include (i) the possibility of an illiquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

D. FEDERAL INCOME TAXES

The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net investment company taxable income, net tax-exempt income and net capital gains, if any, to its shareholders. The Fund also intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

PAGE 14
-----------------------------------------
EVERGREEN FLORIDA TAX FREE FUND

E. DISTRIBUTIONS
Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.
  Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment of market discount on securities.

F. CLASS ALLOCATIONS

Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

2. CAPITAL SHARE TRANSACTIONS

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with no par value. Shares of beneficial interest of the Fund are currently divided into Class A, Class B and Class C. Transactions in shares of the Fund were as follows:

                       SIX MONTHS ENDED       YEAR ENDED
                      SEPTEMBER 30, 1997    MARCH 31, 1997
----------------------------------------------------------
CLASS A
Shares sold                  51,231              143,758
Shares redeemed            (496,075)            (892,684)
Shares issued in
  reinvestment of
  distributions              21,974               47,237
----------------------------------------------------------
Net decrease               (422,870)            (701,689)
----------------------------------------------------------
CLASS B
Shares sold                  39,600              306,536
Shares redeemed            (829,265)          (1,025,655)
Shares issued in
  reinvestment of
  distributions              38,314               86,179
----------------------------------------------------------
Net decrease               (751,351)            (632,940)
----------------------------------------------------------
CLASS C
Shares sold                  18,770               35,183
Shares redeemed            (128,233)            (239,822)
Shares issued in
  reinvestment of
  distributions               7,109               17,534
----------------------------------------------------------
Net decrease               (102,354)            (187,105)
----------------------------------------------------------

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the six months ended September 30, 1997 were $41,050,786 and $55,554,472, respectively.
  As of March 31, 1997, the Fund had a capital loss carryover for federal income tax purposes of approximately $2,934,000 which expires as follows:
$1,845,000-- 2002 and $1,089,000-- 2005.

4. DISTRIBUTION PLANS

Evergreen Keystone Distributor, Inc. ("EKD"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to the Fund.
  The Fund has adopted Distribution Plans for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees

PAGE 15
-----------------------------------------
to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". Each class currently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B and Class C also presently pay distribution fees equal to 0.75% of the average daily net assets of the respective class. Distribution Plan expenses are calculated daily and paid monthly.
  With respect to Class B and Class C shares, the principal underwriter may pay 12b-1 fees greater than the allowable annual amounts the Fund is permitted to pay. The Fund may reimburse the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%.
  During the six months ended September 30, 1997, amounts paid to EKD pursuant to each Fund's Class A, Class B and Class C Distribution Plans were $19,285, $198,417 and $43,302 respectively.
  Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, after the termination of any Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EKD may continue as compensation for services which had been earned while the Distribution Plan was in effect.
  EKD intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Fund. EKD intends to seek full payment of such distribution costs from the Fund at such time in the future as, and to the extent that, payment thereof by the Class B or Class C shares would be within permitted limits.

5. INVESTMENT MANAGEMENT AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Keystone Investment Management Company ("Keystone"), a subsidiary of First Union Corporation ("First Union"), is the investment adviser for the Fund. In return for providing investment management and administrative services, the Fund pays Keystone a management fee that is calculated daily and paid monthly. The management fee is calculated by applying percentage rates, which start at 0.55% and decline to 0.25% per annum as net assets increase, to the average daily net asset value of the Fund.
  Effective, January 1, 1997, BISYS became sub-administrator to the Fund. This service is paid by Keystone and is not a Fund expense. As sub-administrator to the Fund, BISYS provides the officers of the Fund.
  Keystone has voluntarily limited the expenses of Class A shares, excluding service fees, to 0.60% of average daily net assets and has limited the expenses of Class B and C, excluding service fees, to 1.35% of the average daily net assets of each respective class. For the six months ended September 30, 1997, Keystone waived $70,671 in management fees.
  During the six months ended Septmber 30, 1997, the Fund paid or accrued $6,475 to Evergreen Keystone Investment Services, Inc. ("EKIS"), a subsidairy of First Union, for certain administrative services. Evergreen Keystone Service Company, a wholly-owned subsidiary of Keystone, serves as the Fund's transfer and dividend disbursing agent.
  Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

6. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an expense offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

7. CONCENTRATION OF CREDIT RISK

The Fund invests a substantial portion of its assets in issuers located in the state of Florida and therefore, it may be more affected by economic and political developments in Florida than would be a comparable general tax-exempt mutual fund.

This report was prepared primarily for the information of the Fund's shareholders. It is authorized for distribution if preceded or accompanied by the Fund's current prospectus. The prospectus contains important information about the Fund including fees and expenses. Read it carefully before you invest or send money. For a free prospectus on other Evergreen Funds, contact your financial adviser or call Evergreen Funds.


-----------------------------------------
       NOT
      FDIC         MAY LOSE VALUE
     INSURED       NO BANK GUARANTEE
-----------------------------------------

EVERGREEN KEYSTONE DISTRIBUTOR, INC.

Evergreen KeystoneSM is a Service Mark of
Evergreen
Keystone Investment Services, Inc.
Copyright 1997.


                               (Recyclable logo)

542101 REV01 11/97

                          ----------------------------
                                   EVERGREEN
                          (Photo of building and flag)
                                FLORIDA TAX FREE
                                      FUND
                               (FORMERLY KEYSTONE
                             FLORIDA TAX FREE FUND)
                         ----------------------------


                             (Evergreen tree logo)
                              Evergreen Funds(SM)
                                   SINCE 1932

                               SEMIANNUAL REPORT
                               SEPTEMBER 30, 1997